Financial Risk Management - Summary of Credit Risk (Detail) - EUR (€) € in Thousands	Jun. 30, 2026		Dec. 31, 2025
Disclosure of credit risk exposure [line items]
Non-current financial assets	€ 1,483	[1]	€ 1,567
Current financial assets	33,938		33,568
Current investments	4,951		4,969
Other current financial assets	5,116	[1]	5,133
Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	1,483		1,567
Current financial assets	33,938		33,568
Customer sales and services | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current financial assets	28,704		28,416
Other receivables | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current financial assets	118		19
Loans to employees | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	180		180
Trade and other financial receivables | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	180		180
Current financial assets	28,822		28,435
Guarantee Deposit [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	1,303		1,387
Current investments	165		164
Non-current financial assets | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	1,303		1,387
Financial Investments [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current investments	4,951		4,969
Other Current Financial Assets [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Other current financial assets	€ 5,116		€ 5,133

[1]	Unaudited